Servicing Rights - Assumptions (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Servicing Rights
Default assumptions (10% adverse change)	$ (11)	$ (9)
Default assumptions (20% adverse change)	(22)	(17)
Forward prepayment assumptions (10% adverse change)	(704)	(854)
Forward prepayment assumptions (20% adverse change)	(1,367)	(1,660)
Discount rate (10% adverse change)	(611)	(745)
Discount rate (20% adverse change)	$ (1,187)	$ (1,446)